Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 16, 2011
Equity
Share capital, shares outstanding (in shares)	169,809,324	781,937,649	635,205,000	635,205,000
Ordinary shares issued (dollars per share)	$ 1	$ 1			$ 2.00